Revenue: - Recognized revenue from the major sources (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Revenue:
Contract liability	$ 3,484	$ 2,425	$ 1,000	$ 2,751
Data processing services
Revenue:
Contract liability			334,000
Energy storage systems
Revenue:
Revenue recognized from opening contract liability balances	$ 100,000	$ 155,000	$ 294,000